Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate

	Note	2017	2016
Available-for-sale (AFS)		88,170	109,860
Loans		39,368	39,303
Financial assets at fair value through profit or loss (FVTPL)		7,119	5,142
Total financial assets, excluding derivatives	23.1	134,658	154,304
Investments in real estate	23.2	2,147	1,999
Total investments for general account		136,804	156,303

Summary of Financial Assets Excluding Derivatives

Financial assets, excluding derivatives

	AFS	FVTPL	Loans	Total	Fair value
2017
Shares	490	1,062	-	1,551	1,551
Debt securities	80,200	4,144	-	84,344	84,344
Money market and other short-term investments	6,690	119	-	6,809	6,809
Mortgage loans	-	-	33,562	33,562	38,076
Private loans	-	-	3,642	3,642	4,181
Deposits with financial institutions	-	-	139	139	139
Policy loans	-	-	1,897	1,897	1,897
Other	791	1,795	127	2,713	2,713
At December 31, 2017	88,170	7,119	39,368	134,658	139,711

2016
Shares	824	490	-	1,314	1,314
Debt securities	101,054	2,115	-	103,169	103,169
Money market and other short-term investments	6,776	317	-	7,093	7,093
Mortgage loans	-	-	33,696	33,696	38,499
Private loans	-	-	3,166	3,166	3,569
Deposits with financial institutions	-	-	129	129	129
Policy loans	-	-	2,207	2,207	2,207
Other	1,206	2,219	104	3,529	3,529
At December 31, 2016	109,860	5,142	39,303	154,304	159,510

Summary of Movement on Loan Allowance Account

Movement on the loan allowance account during the year were as follows:

	2017	2016
At January 1	(137)	(142)
Addition charged to income statement	(50)	(23)
Reversal to income statement	13	14
Amounts written off	10	17
Net exchange differences	3	-
Other	(4)	(3)
At December 31	(165)	(137)

Summary of Investments in Real Estate

Investments in real estate

	2017	2016
At January 1	1,999	1,990
Additions	239	89
Subsequent expenditure capitalized	10	12
Transfers from other headings	1	34
Disposals	(202)	(215)
Fair value gains / (losses)	193	70
Net exchange differences	(89)	19
Other	(4)	(1)
At December 31	2,147	1,999